Other liabilities - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	£ 986	£ 1,219
Later than one year
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	£ 708	£ 898